Note 10 - Noncontrolling Interest (Details) - Activity in Noncontrolling Interest (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Activity in Noncontrolling Interest [Abstract]
Balance	$ 786,803	$ 0
Noncontrolling interest at acquisition		766,827
Earnings allocated to noncontrolling interest	45,908	19,976
Balance	$ 832,711	$ 786,803